Long-Term Debt, 5 Million Euro Term Loan Facility (Details)			12 Months Ended
	Dec. 09, 2024 USD ($)	Dec. 09, 2024 EUR (€)	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2024 EUR (€) Installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Nov. 20, 2024 USD ($)	Nov. 20, 2024 EUR (€)	Nov. 17, 2023 USD ($)	Nov. 17, 2023 EUR (€)
Debt Instruments [Abstract]
Proceeds from debt			$ 100,000,000		$ 0	$ 77,500,000
5 Million Euro Term Loan [Member]
Debt Instruments [Abstract]
Face amount							€ 5,000,000	$ 5,200,000	€ 5,000,000
Proceeds from debt	$ 3,700,000	€ 3,500,000
Term of loan			5 years	5 years
Number of payment installments | Installment			20	20
Installment payment			$ 260,390	€ 250,000
Long-term debt			3,657,056		$ 0
Accrued interest			$ 12,056
5 Million Euro Term Loan [Member] | Maximum [Member]
Debt Instruments [Abstract]
Margin on variable rate			2.10%	2.10%
5 Million Euro Term Loan [Member] | Minimum [Member]
Debt Instruments [Abstract]
Margin on variable rate			1.80%	1.80%
5 Million Euro Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Face amount										$ 5,000,000	€ 5,000,000
Margin on variable rate			1.50%	1.50%